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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JULY 21, 2015 TO THE PROSPECTUS FOR THE AMERICAN DENTAL ASSOCIATION MEMBERS RETIREMENT PROGRAM DATED MAY 1, 2015

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This Supplement modifies certain information in the above-referenced
Prospectus. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide state specific information concerning transfers that is effective immediately. Accordingly, "Appendix II:
State contract variations of certain features and benefits" in the Prospectus is hereby supplemented with the following:

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 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
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
CONNECTICUT  See "Disruptive transfer          The following sentence is added
             activity" in the "Transfers and   to the end of the fifth
             access to your account" section.  paragraph in this section:
                                               In addition to the foregoing, we
                                               may also refuse any transfer
                                               request if an individual has
                                               made more than one transfer to
                                               or from that same investment
                                               option within the last thirty
                                               days.
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             Copyright 2015 AXA Equitable Life Insurance Company.
                             All rights reserved.
                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                   IM-40-15 (7/15)                           Cat #154153 (7/15)
                   ADA/NB                                                #30458